Revenue - Schedule of Remaining Performance Obligations (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Schedule of Remaining Performance Obligations [Line Items]
Total remaining performance obligation	$ 3,792
Revenuw Two Thousand Twenty Six [Member]
Schedule of Remaining Performance Obligations [Line Items]
Total remaining performance obligation	2,700
Revenue Two thousand Twenty Seven [Member]
Schedule of Remaining Performance Obligations [Line Items]
Total remaining performance obligation	264
Revenue Two thousand twenty eight [Member]
Schedule of Remaining Performance Obligations [Line Items]
Total remaining performance obligation	$ 828